Financial Instruments	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Financial Instruments

Note 21 - Financial Instruments

Framework for risk management

The Board of Directors has overall responsibility for the establishment and oversight of the Group's risk management framework.

The Group's risk management practice was formulated to identify and analyze the risks that the Group faces, to set appropriate limits for the risks and controls, and to monitor the risks and their compliance with the limits. The risk policy and risk management methods are reviewed regularly to reflect changes in market conditions and in the Group's operations. The Group acts to develop an effective control environment in which all employees understand their roles and commitment.

The Group Audit Committee oversees how management monitors compliance with the Group's risk management policies and procedures, and reviews the adequacy of the risk management framework in relation to the risks faced by the Group. The Group Audit Committee is assisted in its oversight role by Internal Audit. Internal Audit undertakes both regular and ad hoc reviews of risk management controls and procedures, the results of which are reported to the Audit Committee.

A.	Risk management

1.	Credit risk

Credit risk is the risk of financial loss to the Group if a debtor or counterparty to a financial instrument fails to meet its contractual obligations, and arises mainly from the Company's receivables. The Group restricts exposure to credit risk by investing only in bank deposits.

The Group held cash and cash equivalents and short-term and long-terms deposits of USD 60,876 thousand at December 31, 2020 (2019 – USD 4,395). These are held with banks, which are rated A2, based on Moody's Rating Agency ratings. The short-term deposits, mainly in USD, bear fixed interest ranging between 0.1% - 1.2%, and the long-term deposits, mainly in USD, bear fixed interest of 1.05%.

The carrying amount of cash and cash equivalents and short-term deposits approximate their fair value.

The group has an amount of USD 71 thousand in long term deposits guaranteed for the groups leases and credit.

2.	Market risk

Market risk is the risk that changes in market prices, such as foreign currency exchange rates, the CPI, interest rates and the prices of equity instruments, will influence the Group's results or the value of its holdings in financial instruments. The objective of market risk management is to manage and control market risk exposures within acceptable parameters, while optimizing returns.

3.	Currency risk

The Group is exposed to currency risk mainly for cash and purchases for research and development expenses that are denominated in dollars and euros. Therefore, the Group is exposed to exchange rate fluctuations in these currencies against the NIS and takes steps to reduce the currency risk by maintaining its liquid resources in accordance with its future needs.

Set forth below is a sensitivity test to possible changes in USD/NIS exchange rate as of December 31, 2020:

Sensitive instrument	Income (loss) from change in exchange rate (U.S. dollars in thousands)		Value (U.S. dollars in thousands)	Income (loss) from change in exchange rate (U.S. dollars in thousands)
	Down 2%	Down 5%		Up 5%	Up 2%
Cash and cash equivalents and deposits	10	24	489	(24)	(10)
Other current assets	30	75	1,500	(75)	(30)
Accounts payable	(10)	(26)	(524)	26	10
Other payables	(40)	(100)	(1,991)	100	40
Post-employment benefit liabilities	(5)	(13)	(265)	13	5
Total income (loss)	(15)	(40)		40	15

B.	Financial instruments measured at fair value:

1.

In July 2020 and May 2020, the Company registered the warrants issued in May 2020 April 2020, retospectivaly, and therefore they were reclassified from financial liabilities to equity in their fair value using Black & Scholes valuation method.

2.	In 2019 a loan of USD 2 million was granted to FameWave was accounted for as a financial asset at fair value (see Note 5B for further information).

3.	In September 2019, the Company registered the warrants issued in 2018 and 2019 and therefore they were reclassified from financial liabilities to equity in their fair value using Black & Scholes valuation method.

4.	Fair value hierarchy of financial instruments measured at fair value:

	December 31, 2019
	Level 1	Level 2	Level 3	Total
	USD thousands
Financial liabilities
Loan (see Note 5B)	-	-	2,000	2,000

Details regarding fair value measurement at Level 3:

Financial instrument	Valuation method for determining fair value	Significant unobservable inputs
For the year ended December 31, 2020
Warrants	Black - Scholes	expected term	5.3-5.42 years
		expected volatility	107.17%-108.9%
		annual risk free interest	0.40%-0.50%
		dividend yield	0%

For the year ended December 31, 2019
Warrants	Black - Scholes	expected term	4.02-4.83 years
		expected volatility	99%
		annual risk free interest	1.95%
		dividend yield	0%